Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance		$ 442.8	[1]	$ 412.9
Increases related to tax positions taken during prior years		47.2		49.4
Decreases related to statute of limitations		(77.2)		(72.8)
Increases related to tax positions taken during the current year		56.7		53.3
Ending balance	[1]	$ 469.5		$ 442.8

[1]	*) As of December 31, 2021 and 2020 unrecognized tax benefit in the amounts of $14.6 and $20.0 was presented net from deferred tax asset